Commitments and Contingencies - Commitments (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Capital commitment for purchase of property, plant and equipment
Commitments and contingencies
Purchase obligations	¥ 0	¥ 11,200,000